Financing Arrangements	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Financing Arrangements

5. Financing Arrangements

The Company has obtained debt financing through bank loans, loans from directors and other affiliated parties and unaffiliated third party investors. Certain of the Company’s debt agreements contain various covenants. As of December 31, 2016, the Company believes that it is in compliance with all covenants. Certain of the debt was issued with warrants that permit the investor to acquire shares of the Company’s common stock at prices as specified in the individual agreements. See Note 10 “Shareholders’ Deficit.”

The Company’s debt and accrued interest outstanding as of the periods presented consisted of the following:

	Principal Balance		Accrued Interest
(Dollar amounts in thousands)	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

Notes Payable to Directors and Affiliates	$3,078	$1,748	$411	$232
Convertible Term Loan, due December 2016, interest at 10%	—	2,300	—	370
Convertible Notes, due 2016 and 2017, interest between 0% and 8%(1)	9,211	—	4	—
Series Subordinated Note, due January 2016, interest at 12%	415	415	228	2
Notes Payable, due October 2016, interest between 8.25% and 12%	67	75	32	28
Note Payable, due August 2021, interest at 0%	192	192	—	—
Installment Note Payable – Bank	234	261	—	—
Total debt	13,197	4,991	675	632
Discount on notes payable	(8,519)	—
Unamortized deferred financing costs	(133)	(31)
Total debt, net	4,545	4,960
Less: short-term debt and current portion of long-term debt	4,229	4,768
Long-term debt, net of current portion	$316	$192

(1)	Includes notes payable to Messrs. Hanson and Davis totaling approximately $906,000.

Future maturities of notes payable, gross, as of December 31, 2016 are as follows (in thousands):

2017	$12,881
2018	115
2019	9
2020	—
2021	192
Thereafter	—
$13,197
Less: unamortized discount and deferred financing fees	(8,652)
Total debt	$4,545

Notes Payable to Directors and Affiliates

The Company has historically relied on Messrs. Hanson and Davis to provide financing to fund the Company’s operations. See Note 12 “Related Party Transactions.”

Convertible Term Loan, due December 2016, interest at 10%

In December 2013, the Company entered into a loan and security agreement with Trooien Capital, LLC (“Trooien Capital,” and the Company refers to this note as the “Trooien Capital Note”) for a principal amount of up to $4 million. Borrowings under the Trooien Capital Note bore interest at 10% and matured in December 2016. Under the agreement, Trooien Capital had the right, but not the obligation, to advance additional amounts up to the $4 million. Trooien Capital had the right to request shares of common stock, rather than cash, as payment for interest. The Company repaid the Trooien Capital Note, including interest accrued but unpaid thereon in December 2016 for an aggregate amount of $3.1 million in cash. See Note 7 “Commitments and Contingencies.”

Convertible Notes, due 2016 and 2017, interest at 0%

For accounting purposes, the Company accounts for the debt, warrants and conversion features of the following convertible notes using an allocation process. As a result, the reported amount of the debt has been reduced and will be accreted to face value through each of the maturity dates.

Convertible notes that will convert upon uplisting

Between June and September 2016, the Company issued to several investors convertible notes, which are unsecured and do not bear any interest, and warrants to purchase common stock. Each of the investors may elect to convert the principal amount of the notes into shares of the Company’s common stock at any time before the maturity date of the notes at a conversion price equal to the lower of $5.55 and 80% of the per share sale price of the Company’s common stock in its next underwritten public offering. The Company has the right to require each of the investors to convert the notes into shares of its common stock at that conversion price if the Company’s common stock is listed on the Nasdaq Capital Market, the Nasdaq Global Market or the Nasdaq Global Select Market. In addition, under the Company’s agreement with each of the investors, it is required to file with the SEC a registration statement covering the resale of the shares of its common stock issuable under the notes and the warrants within 21 days after the Company’s next underwritten public offering, or 90 days following the date on which the Company’s current financing plan is terminated. If the Company fails to file a registration statement in a timely manner, the Company will be required to issue to each of the investors additional warrants to purchase shares of its common stock.

Between October 2016 and January 2017, the Company issued to several investors convertible notes, which are unsecured and do not bear any interest, and warrants to purchase common stock. Each of the investors may elect to convert the principal amount of the notes into shares of the Company’s common stock at any time before the maturity date of the notes at a conversion price equal to the lower of $7.00 and 80% of the per share sale price of the Company’s common stock in its next underwritten public offering. The Company has the right to require each of the investors to convert the notes into shares of its common stock at that conversion price if the Company’s common stock is listed on the Nasdaq Capital Market, the Nasdaq Global Market or the Nasdaq Global Select Market. In addition, under the Company’s agreement with each of the investors, it is required to file with the SEC a registration statement covering the resale of the shares of its common stock issuable under the notes and the warrants within 21 days after the Company’s next underwritten public offering, or 90 days following the date on which the Company’s current financing plan is terminated. If the Company fails to file a registration statement in a timely manner, the Company will be required to issue to each of the investors additional warrants to purchase shares of its common stock. The Company has expressed its intent to grant a security interest in the assets and properties of the Company to the investors which, when granted, shall (i) secure the full and timely payment and performance by the Company of the obligations of the Company under the convertible notes on a pari passu basis among the investors, and (ii) be subordinate and junior in right of payment and security to the prior payment in full of all senior obligations and the liens securing all senior obligations (as outlined in the securities purchase agreement). As of the date that these financial statements were available to be issued, the Company has not yet granted this security interest. After an event of default (as outlined in the securities purchase agreement), these notes will be convertible at a conversion price equal to 60% of the lowest daily volume weighted average price in the 20 trading days immediately prior to conversion (“VWAP”) if such VWAP is lower than the lower of $7.00 per share or 80% of the per share price in the Company’s next underwritten public offering.

The following table provides additional information about each financing as of December 31, 2016.

Note Date	Maturity Date	Proceeds(1)	Principal(1)	Fair Value(2)
		(in thousands)
June 2016	June 2017	$1,000	$1,053	$1,955
August 2016	August 2017	1,000	1,053	1,969
September 2016	September 2017	95	100	188
October - December 2016	October - December 2017	6,695	7,005	12,408

(1)	As provided for in the relevant agreements

(2)	As of December 31, 2016, includes the principal amount of the notes plus the fair value of the conversion feature derivative and warrants associated with the instrument.

Convertible notes to June 9, 2016 Investors

On June 9, 2016, the Company agreed to issue to each of Old Main Capital, LLC, River North Equity, LLC, Kodiak Capital Group, LLC, and DiamondRock, LLC (collectively, the “June 9, 2016 Investors”) a convertible note in the principal amount of up to $450,000 and a warrant to purchase shares of the Company’s common stock, subject to adjustments, in exchange for an aggregate purchase price of $375,000, payable by each of the June 9, 2016 Investors in two tranches. On June 9, 2016, each of the June 9, 2016 Investors funded the first tranche of this investment, for aggregate gross proceeds to the Company of $1.0 million.

The notes did not bear any interest but were issued with a 20% original issue discount and an additional 20% repayment premium. Each tranche funded under a note was due and payable in full six months after the date of funding. The first tranche was due and repaid on December 9, 2016 in the amount of $1.4 million. The June 9, 2016 Investors did not fund the second tranche.

In December 2016, the Company entered into a securities purchase agreement with FirstFire, pursuant to which the Company issued to FirstFire the FirstFire Note. FirstFire funded $550,000 of principal due under the FirstFire Note and after giving effect to original issue discount the Company received gross proceeds of $500,000. The FirstFire Note bears interest at a rate of 5% per annum and is due June 12, 2017. Prior to an event of default, amounts funded under the FirstFire Note are convertible into shares of the Company’s common stock at a price equal to the lowest of $5.55 per share or a price per share equal to 80% of the price in the Company’s next underwritten public offering. Upon prepayment, the Company must pay FirstFire an amount equal to: (A) within 30 days of the date of issuance, 105%, (B) between 31 and 60 days of issuance, 110%, (C) between 61 and 120 days of the date of issuance, 115%, (D) between 121 and 150 days of the date of issuance, 125% and (E) thereafter, 135% multiplied by the principal amount, plus any accrued but unpaid interest on the principal amount, plus default interest, if any.

The Company also issued to FirstFire warrants to purchase up to 89,110 shares of the Company’s common stock at an exercise price equal to the lower of $5.55 per share and 80% of the price in the Company’s next underwritten public offering, exercisable for a five-year period. The Company also granted FirstFire piggy-back registration rights.

On December 23, 2016, the Company issued the FLMM Note to FLMM in the amount of $1,440,000, payable in cash. The FLMM Note is secured by substantially all of the assets of the Subsidiary, bears interest at a rate of 8% per annum and is payable in full on March 15, 2017. The Company may not prepay the note without the consent of FLMM. FLMM has the right, at its sole option and discretion, to convert the principal and interest under the FLMM Note into shares of the Company’s common stock at a price equal to $7.00 per share. FLMM will also have the right, at its sole option and discretion, to convert the principal and interest under the FLMM Note into shares of the Company’s common stock following an offering that results in the Company’s common stock being listed on any exchange operated by the Nasdaq Stock Market LLC (“Uplist Transaction”) at a rate equal to the lower of $7.00 per share and 80% of the per share price in the Uplist Transaction. As consideration for entering into the FLMM Note, the Company also issued to FLMM a warrant to purchase 64,865 shares of the Company’s common stock, exercisable for a five-year period from the date of issuance, at the lower of $5.55 per share and 80% of the per share price in the Company’s next underwritten public offering.

On December 22, 2016, the Company issued the Gruber Note to Gruber in the amount of $75,000, payable in cash. The Gruber Note is unsecured, bears interest at a rate of 8% per annum and is payable in full on March 22, 2017, which may, under certain circumstances, be extended to May 31, 2017. The Company may not prepay the note without the consent of Gruber. Gruber has the right at its sole option and discretion to convert the principal and interest under the Gruber Note into shares of the Company’s common stock at $7.00 per share. Gruber will also have the right, at its sole option and discretion, to convert the principal and interest under the Gruber Note into shares of the Company’s common stock following an offering that results in an Uplist Transaction at a rate equal to the lower of $7.00 per share and 80% of the per share price in the Uplist Transaction. As consideration for entering into the Gruber Note, the Company also issued to Gruber a warrant to purchase 3,379 shares of common stock, exercisable for a five-year period from the date of issuance, at the lower of $5.55 per share and 80% of the per share price in the Company’s next underwritten public offering.

Series Subordinated Note, due January 2016, interest at 12%

The series subordinated note was due in January 2016. As of December 31, 2016, the Company has not repaid the note. On March 31, 2016, the holder of the note commenced legal action against the Company. See Note 7 “Commitments and Contingencies.”

Notes Payable, due October 2016, interest between 8.25% and 12%

In January 2014, the Company assumed notes payable in connection with the reverse merger transaction pursuant to which the Company acquired the Subsidiary. During the year ended December 31, 2016, the Company repaid three of the notes for approximately $11,000, including principal and accrued interest. During 2016, the Company also extended the maturity date of the remaining notes to August 2016 and then to October 2016. The Company agreed to a settlement with the holder of these notes and, on January 24, 2017, the Company settled the principal and accrued but unpaid interest due under the remaining notes for a cash payment of $80,000 and the issuance of 10,000 shares of the Company’s common stock to the holder.

Note Payable, due August 2021, interest at 0%

In August 2014, the Company entered into a 0% interest, $192,000 note payable to the State of Minnesota as part of an angel loan program fund. There are no financial loan covenants associated with the loan, which has a maturity date of August 2021. The loan contains a provision whereby if the Company transfers more than a majority of its ownership, the loan becomes immediately due, along with a 30% premium amount of the principal balance. In addition, if the Company is more than 30 days past due on any payments owed under the loan, the interest rate increases to 20% per annum.

Installment Note Payable – Bank

In January 2016, the Company entered into an installment note payable with a bank, replacing a previous note, for a principal amount of approximately $330,000. The company received the net amount between the two notes, or approximately $69,000, which was primarily used for working capital purposes. The note bears interest at the prime rate plus 1%, but not less than 5%. The note is due in January 2019. The prime rate of interest was 3.75% as of December 31, 2016 and 3.50% as of December 31, 2015.